Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Net intangible assets included in the the Balance Sheet as other current assets consists of the following:

	December 31, 2014	December 31, 2013
Loan acquisition costs	$65,101	$59,101
Customer lists	77,276	77,276
Total	142,377	136,377
Less accumulated amortization	(141,377)	(131,160)
Intangible assets, net	$1,000	$5,217